Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco India Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001419139
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2022
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco India ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIN